Schedule of movements in loss allowance for trade receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Impairment losses recognized (Note 3)	$ 46,768	$ 46,768
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Beginning	46,768	150,000
Impairment losses recognized (Note 3)		46,768
Amount written off as uncollectible		150,000
Ending	$ 46,768	$ 46,768